Inventories, net (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2023
Inventory Disclosure [Abstract]
Inventory, net	$ 11,872,286		$ 11,872,286		$ 20,593,889
Inventory reserve expense	0	$ 163,901	222,755	$ 238,899
Allowance for obsolescence	$ 781,655		$ 781,655		$ 558,899